Financial Instruments and Risk Management - Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	$ 78,317	$ 18,368
Total assets	118,882	162,140
Recurring
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	78,317	18,368
Financial assets at fair value through other comprehensive income	12,646	82,847
Total assets	90,963	101,215
Recurring | Level 1
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	78,317	18,368
Financial assets at fair value through other comprehensive income	1,750	40,668
Total assets	80,067	59,036
Recurring | Level 2
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	0	0
Financial assets at fair value through other comprehensive income	10,896	42,179
Total assets	10,896	42,179
Recurring | Level 3
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	0	0
Financial assets at fair value through other comprehensive income	0	0
Total assets	$ 0	$ 0